Label	Element	Value
AlphaDroid Defensive Sector Rotation ETF | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.60%
AlphaDroid Defensive Sector Rotation ETF | iShares U.S. Aerospace & Defense ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.20%
AlphaDroid Defensive Sector Rotation ETF | State Street SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.30%
AlphaDroid Defensive Sector Rotation ETF | iShares U.S. Technology ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.30%
AlphaDroid Defensive Sector Rotation ETF | VanEck Semiconductor ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.30%
AlphaDroid Defensive Sector Rotation ETF | Vanguard Information Technology ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.30%
AlphaDroid Defensive Sector Rotation ETF | State Street SPDR NYSE Technology ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.20%